Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Premises and equipment	$ 1,250.3	$ 891.5
Other reporting segment investment properties (note 23)	1,168.4	0.0
Other reporting segment sales receivables	470.0	295.2
Other reporting segment inventories	320.7	235.5
Receivables for securities sold but not yet settled	207.3	42.1
Prepaid expenses	186.2	124.1
Income taxes refundable	147.0	202.7
Accrued interest and dividends	121.4	106.8
Deferred compensation plans	67.1	63.4
Pension surplus (note 21)	49.1	50.8
Other	840.8	506.3
Current	1,857.5	1,280.4
Non-current	2,970.8	1,238.0
Other assets	4,828.3	2,518.4
Insurance and reinsurance companies
Disclosure of operating segments [line items]
Premises and equipment	403.0	251.9
Other reporting segment investment properties (note 23)	0.0	0.0
Other reporting segment sales receivables	0.0	0.0
Other reporting segment inventories	0.0	0.0
Receivables for securities sold but not yet settled	207.3	15.6
Prepaid expenses	83.7	59.7
Income taxes refundable	83.1	174.7
Accrued interest and dividends	105.2	97.3
Deferred compensation plans	67.1	63.4
Pension surplus (note 21)	49.1	50.8
Other	565.5	307.3
Current	788.5	487.5
Non-current	775.5	533.2
Other assets	1,564.0	1,020.7
Non-insurance companies
Disclosure of operating segments [line items]
Premises and equipment	847.3	639.6
Other reporting segment investment properties (note 23)	1,168.4	0.0
Other reporting segment sales receivables	470.0	295.2
Other reporting segment inventories	320.7	235.5
Receivables for securities sold but not yet settled	0.0	26.5
Prepaid expenses	102.5	64.4
Income taxes refundable	63.9	28.0
Accrued interest and dividends	16.2	9.5
Deferred compensation plans	0.0	0.0
Pension surplus (note 21)	0.0	0.0
Other	275.3	199.0
Current	1,069.0	792.9
Non-current	2,195.3	704.8
Other assets	$ 3,264.3	$ 1,497.7